EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$34,989	$28,639
Less: Net income attributable to noncontrolling interests	(6,324)	(4,803)
Income from continuing operations attributable to Dole plc	28,665	23,836
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income (loss) attributable to Dole plc	$14,159	$(1,394)

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,899	94,878
Effect of share awards with a dilutive effect	125	31
Weighted average number of shares – diluted	95,024	94,909

Income (loss) per share:
Basic:
Continuing operations	$0.30	$0.26
Discontinued operations	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc	$0.15	$(0.01)
Diluted:
Continuing operations	$0.30	$0.26
Discontinued operations	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc	$0.15	$(0.01)